Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc.
COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the Fund) is total return.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "HOW TO PURCHASE AND SELL FUND SHARES – Purchasing the Class of Fund Shares that is Best for You" on page 22 of the Fund's prospectus (the Prospectus) and "Reducing the Initial Sales Load on Class A Shares" on page 36 of the Fund's statement of additional information (the SAI)

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A & C Cohen & Steers Emerging Markets Real Estate Fund, Inc.	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	2.00%	none
[1]	in 1st year

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A & C Cohen & Steers Emerging Markets Real Estate Fund, Inc.		Class A	Class C
Management Fee		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses	[1]	1.10%	1.10%
Service Fee		0.10%	0.25%
Total Annual Fund Operating Expenses	[1]	2.45%	3.10%
Fee Waiver/Expense Reimbursement	[2]	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[1]	1.80%	2.45%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been adjusted to reflect anticipated increases in operating expenses associated with changes to the Fund's principal investment strategies effective March 1, 2011.
[2]	Through February 29, 2012, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses at 1.80% for the Class A shares and 2.45% for the Class C shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amounts shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class A & C Cohen & Steers Emerging Markets Real Estate Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	650	1,144	1,663	3,083
Class C	374	920	1,592	3,384

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class A & C Cohen & Steers Emerging Markets Real Estate Fund, Inc. Class C	274	920	1,592	3,384

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market real estate companies and other investments with economic characteristics similar to such securities.

Real estate companies include, but are not limited to, real estate investment trusts and their foreign equivalents (collectively, REITs), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and companies with substantial real estate holdings or substantial revenue generated by real estate holdings. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund will invest in common stocks, preferred stocks and other equity securities issued by real estate companies. The Fund may also invest in sponsored and unsponsored depositary receipts.

Emerging markets generally will include countries in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index as well as other countries determined by the Advisor to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund may invest up to 20% of its net assets in securities issued by non-emerging market real estate companies.

The Fund may invest in equity derivatives, including participatory notes, equity swaps, stock or index futures contracts and call options, as an alternative means of accessing the securities markets of emerging market countries where direct investment by foreign investors may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging markets countries may be heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities typically are purchased with and make any dividend and interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including forward contracts, foreign currency futures and put and call options on foreign currencies. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements. The successful use of these transactions will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of these transactions or may realize losses greater than if the Fund had not engaged in these transactions. In addition, the Fund may opt not to engage in these transactions, in which case the Fund will remain fully exposed to the risks set forth above.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Smaller Companies Risk. Even the larger real estate companies, especially emerging market real estate companies, tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—larger company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, call and reinvestment risk, limited liquidity, limited voting rights and special redemption rights.

Equity Derivatives Risk. Many of the risks applicable to trading an underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading, including counterparty risk, liquidity risk, over-the-counter trading risk, financial leverage risk and tracking and replication risk. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes.

Non-Diversification Risk. As a "non-diversified" investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for the Class A shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

Prior to March 1, 2011, the Fund's name was "Cohen & Steers Asia Pacific Realty Shares, Inc." and its principal investment strategy was to invest at least 80% of its net assets in a portfolio of equity securities issued by real estate companies located in the Asia Pacific region. Performance for periods prior to that date reflects performance under the Fund's previous investment strategy.

This chart does not reflect the deduction of taxes on distributions or redemptions or sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

CLASS A SHARES ANNUAL TOTAL RETURNS

[1]	The annual returns for the Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of both classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

Highest quarterly return during this period: 41.09% (quarter ended June 30, 2009) Lowest quarterly return during this period: -22.02% (quarter ended December 31, 2008)
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Class A & C Cohen & Steers Emerging Markets Real Estate Fund, Inc.		1 Year	Since Inception		Inception Date
Class A		14.43%	1.64%		Jul 31, 2006
Class A Return After Taxes on Distributions		11.51%	(0.62%)		Jul 31, 2006
Class A Return After Taxes on Distributions and Sale of Fund Shares		9.43%	0.21%		Jul 31, 2006
Class C		13.71%	0.99%		Jul 31, 2006
FTSE EPRA/NAREIT Emerging Markets Index (reflects no deduction for fees or expenses)	[1]	15.11%		[2]
FTSE EPRA/NAREIT Developed Asia Real Estate Index (reflects no deduction for fees or expenses)	[3]	17.15%	2.84%
[1]	FTSE EPRA/NAREIT Emerging Markets Index is an unmanaged portfolio of approximately 89 constituents from 14 countries and is designed to track the performance of listed real estate companies in emerging countries worldwide and is net of dividend withholding tax.
[2]	The index was launched on October 31, 2008.
[3]	The FTSE EPRA/NAREIT Developed Asia Real Estate Index is an unmanaged portfolio of approximately 73 constituents from 5 countries in the Asia region and is net of dividend withholding tax.

After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc.
COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the Fund) is total return.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Class I Cohen & Steers Emerging Markets Real Estate Fund, Inc.
Shareholder Fees (fees paid directly from your investment)	none
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Cohen & Steers Emerging Markets Real Estate Fund, Inc.
Management Fee		1.00%
Other Expenses	[1]	1.10%
Total Annual Fund Operating Expenses	[1]	2.10%
Fee Waiver/Expense Reimbursement	[2]	(0.65%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[1]	1.45%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been adjusted to reflect anticipated increases in operating expenses associated with changes to the Fund's principal investment strategies effective March 1, 2011.
[2]	Through February 29, 2012, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses at 1.45% for Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amounts shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Cohen & Steers Emerging Markets Real Estate Fund, Inc.	174	620	1,093	2,400

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market real estate companies and other investments with economic characteristics similar to such securities.

Real estate companies include, but are not limited to, real estate investment trusts and their foreign equivalents (collectively, REITs), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and companies with substantial real estate holdings or substantial revenue generated by real estate holdings. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund will invest in common stocks, preferred stocks and other equity securities issued by real estate companies. The Fund may also invest in sponsored and unsponsored depositary receipts.

Emerging markets generally will include countries in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index as well as other countries determined by the Advisor to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund may invest up to 20% of its net assets in securities issued by non-emerging market real estate companies.

The Fund may invest in equity derivatives, including participatory notes, equity swaps, stock or index futures contracts and call options, as an alternative means of accessing the securities markets of emerging market countries where direct investment by foreign investors may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging markets countries may be heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities typically are purchased with and make any dividend and interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including forward contracts, foreign currency futures and put and call options on foreign currencies. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements. The successful use of these transactions will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of these transactions or may realize losses greater than if the Fund had not engaged in these transactions. In addition, the Fund may opt not to engage in these transactions, in which case the Fund will remain fully exposed to the risks set forth above.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Smaller Companies Risk. Even the larger real estate companies, especially emerging market real estate companies, tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—larger company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, call and reinvestment risk, limited liquidity, limited voting rights and special redemption rights.

Equity Derivatives Risk. Many of the risks applicable to trading an underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading, including counterparty risk, liquidity risk, over-the-counter trading risk, financial leverage risk and tracking and replication risk. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes.

Non-Diversification Risk. As a "non-diversified" investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for the Class I shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

Prior to March 1, 2011, the Fund's name was "Cohen & Steers Asia Pacific Realty Shares, Inc." and its principal investment strategy was to invest at least 80% of its net assets in a portfolio of equity securities issued by real estate companies located in the Asia Pacific region. Performance for periods prior to that date reflects performance under the Fund's previous investment strategy.

This chart does not reflect the deduction of taxes on distributions or redemptions; if these amounts were reflected, returns would be less than those shown.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC. CLASS I SHARES ANNUAL TOTAL RETURNS

Highest quarterly return during this period: 41.15% (quarter ended June 30, 2009) Lowest quarterly return during this period: -21.97% (quarter ended December 31, 2008)
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Class I		1 Year	Since Inception		Inception Date
Cohen & Steers Emerging Markets Real Estate Fund, Inc.		14.83%	2.01%		Jul 31, 2006
Cohen & Steers Emerging Markets Real Estate Fund, Inc. Return After Taxes on Distributions		11.77%	(0.33%)		Jul 31, 2006
Cohen & Steers Emerging Markets Real Estate Fund, Inc. Return After Taxes on Distributions and Sale of Fund Shares		9.68%	0.48%		Jul 31, 2006
Cohen & Steers Emerging Markets Real Estate Fund, Inc. FTSE EPRA/NAREIT Emerging Markets Index (reflects no deduction for fees or expenses)	[1]	15.11%		[2]
Cohen & Steers Emerging Markets Real Estate Fund, Inc. FTSE EPRA/NAREIT Developed Asia Real Estate Index (reflects no deduction for fees or expenses)	[3]	17.15%	2.84%
[1]	FTSE EPRA/NAREIT Emerging Markets Index is an unmanaged portfolio of approximately 89 constituents from 14 countries and is designed to track the performance of listed real estate companies in emerging countries worldwide and is net of dividend withholding tax.
[2]	The index was launched on October 31, 2008.
[3]	The FTSE EPRA/NAREIT Developed Asia Real Estate Index is an unmanaged portfolio of approximately 73 constituents from 5 countries in the Asia region and is net of dividend withholding tax.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Emerging Markets Real Estate Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001359768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 2, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.80%	[1]
1 Year	rr_ExpenseExampleYear01	650
3 Years	rr_ExpenseExampleYear03	1,144
5 Years	rr_ExpenseExampleYear05	1,663
10 Years	rr_ExpenseExampleYear10	3,083
Annual Return 2007	rr_AnnualReturn2007	12.52%	[3]
Annual Return 2008	rr_AnnualReturn2008	(49.78%)	[3]
Annual Return 2009	rr_AnnualReturn2009	40.59%	[3]
Annual Return 2010	rr_AnnualReturn2010	14.43%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
1 Year	rr_AverageAnnualReturnYear01	14.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.45%	[1]
1 Year	rr_ExpenseExampleYear01	374
3 Years	rr_ExpenseExampleYear03	920
5 Years	rr_ExpenseExampleYear05	1,592
10 Years	rr_ExpenseExampleYear10	3,384
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	920
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,592
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,384
1 Year	rr_AverageAnnualReturnYear01	13.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the Fund) is total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "HOW TO PURCHASE AND SELL FUND SHARES – Purchasing the Class of Fund Shares that is Best for You" on page 22 of the Fund's prospectus (the Prospectus) and "Reducing the Initial Sales Load on Class A Shares" on page 36 of the Fund's statement of additional information (the SAI)

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market real estate companies and other investments with economic characteristics similar to such securities.

Real estate companies include, but are not limited to, real estate investment trusts and their foreign equivalents (collectively, REITs), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and companies with substantial real estate holdings or substantial revenue generated by real estate holdings. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund will invest in common stocks, preferred stocks and other equity securities issued by real estate companies. The Fund may also invest in sponsored and unsponsored depositary receipts.

Emerging markets generally will include countries in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index as well as other countries determined by the Advisor to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund may invest up to 20% of its net assets in securities issued by non-emerging market real estate companies.

The Fund may invest in equity derivatives, including participatory notes, equity swaps, stock or index futures contracts and call options, as an alternative means of accessing the securities markets of emerging market countries where direct investment by foreign investors may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market real estate companies and other investments with economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging markets countries may be heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities typically are purchased with and make any dividend and interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including forward contracts, foreign currency futures and put and call options on foreign currencies. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements. The successful use of these transactions will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of these transactions or may realize losses greater than if the Fund had not engaged in these transactions. In addition, the Fund may opt not to engage in these transactions, in which case the Fund will remain fully exposed to the risks set forth above.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Smaller Companies Risk. Even the larger real estate companies, especially emerging market real estate companies, tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—larger company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, call and reinvestment risk, limited liquidity, limited voting rights and special redemption rights.

Equity Derivatives Risk. Many of the risks applicable to trading an underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading, including counterparty risk, liquidity risk, over-the-counter trading risk, financial leverage risk and tracking and replication risk. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes.

Non-Diversification Risk. As a "non-diversified" investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a "non-diversified" investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for the Class A shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

Prior to March 1, 2011, the Fund's name was "Cohen & Steers Asia Pacific Realty Shares, Inc." and its principal investment strategy was to invest at least 80% of its net assets in a portfolio of equity securities issued by real estate companies located in the Asia Pacific region. Performance for periods prior to that date reflects performance under the Fund's previous investment strategy.

This chart does not reflect the deduction of taxes on distributions or redemptions or sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for the Class A shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A SHARES ANNUAL TOTAL RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the deduction of taxes on distributions or redemptions or sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 41.09% (quarter ended June 30, 2009) Lowest quarterly return during this period: -22.02% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | FTSE EPRA/NAREIT Emerging Markets Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[6]
Class A & C | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | FTSE EPRA/NAREIT Developed Asia Real Estate Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.15%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[7]
Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	rr_RedemptionFeeOverRedemption	2.00%
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[9]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.45%	[8]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	620
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,400
Annual Return 2007	rr_AnnualReturn2007	12.87%
Annual Return 2008	rr_AnnualReturn2008	(49.56%)
Annual Return 2009	rr_AnnualReturn2009	41.07%
Annual Return 2010	rr_AnnualReturn2010	14.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
1 Year	rr_AverageAnnualReturnYear01	14.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the Fund) is total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market real estate companies and other investments with economic characteristics similar to such securities.

Real estate companies include, but are not limited to, real estate investment trusts and their foreign equivalents (collectively, REITs), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and companies with substantial real estate holdings or substantial revenue generated by real estate holdings. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund will invest in common stocks, preferred stocks and other equity securities issued by real estate companies. The Fund may also invest in sponsored and unsponsored depositary receipts.

Emerging markets generally will include countries in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index as well as other countries determined by the Advisor to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund may invest up to 20% of its net assets in securities issued by non-emerging market real estate companies.

The Fund may invest in equity derivatives, including participatory notes, equity swaps, stock or index futures contracts and call options, as an alternative means of accessing the securities markets of emerging market countries where direct investment by foreign investors may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market real estate companies and other investments with economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging markets countries may be heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities typically are purchased with and make any dividend and interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including forward contracts, foreign currency futures and put and call options on foreign currencies. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements. The successful use of these transactions will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of these transactions or may realize losses greater than if the Fund had not engaged in these transactions. In addition, the Fund may opt not to engage in these transactions, in which case the Fund will remain fully exposed to the risks set forth above.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Smaller Companies Risk. Even the larger real estate companies, especially emerging market real estate companies, tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—larger company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, call and reinvestment risk, limited liquidity, limited voting rights and special redemption rights.

Equity Derivatives Risk. Many of the risks applicable to trading an underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading, including counterparty risk, liquidity risk, over-the-counter trading risk, financial leverage risk and tracking and replication risk. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes.

Non-Diversification Risk. As a "non-diversified" investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. As a "non-diversified" investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for the Class I shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

Prior to March 1, 2011, the Fund's name was "Cohen & Steers Asia Pacific Realty Shares, Inc." and its principal investment strategy was to invest at least 80% of its net assets in a portfolio of equity securities issued by real estate companies located in the Asia Pacific region. Performance for periods prior to that date reflects performance under the Fund's previous investment strategy.

This chart does not reflect the deduction of taxes on distributions or redemptions; if these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for the Class I shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC. CLASS I SHARES ANNUAL TOTAL RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the deduction of taxes on distributions or redemptions; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 41.15% (quarter ended June 30, 2009) Lowest quarterly return during this period: -21.97% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | FTSE EPRA/NAREIT Emerging Markets Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10],[6]
Class I | Cohen & Steers Emerging Markets Real Estate Fund, Inc. | FTSE EPRA/NAREIT Developed Asia Real Estate Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.15%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[11]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been adjusted to reflect anticipated increases in operating expenses associated with changes to the Fund's principal investment strategies effective March 1, 2011.
[2]	Through February 29, 2012, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses at 1.80% for the Class A shares and 2.45% for the Class C shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amounts shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The annual returns for the Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of both classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.
[4]	in 1st year
[5]	FTSE EPRA/NAREIT Emerging Markets Index is an unmanaged portfolio of approximately 89 constituents from 14 countries and is designed to track the performance of listed real estate companies in emerging countries worldwide and is net of dividend withholding tax.
[6]	The index was launched on October 31, 2008.
[7]	The FTSE EPRA/NAREIT Developed Asia Real Estate Index is an unmanaged portfolio of approximately 73 constituents from 5 countries in the Asia region and is net of dividend withholding tax.
[8]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been adjusted to reflect anticipated increases in operating expenses associated with changes to the Fund's principal investment strategies effective March 1, 2011.
[9]	Through February 29, 2012, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses at 1.45% for Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amounts shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[10]	FTSE EPRA/NAREIT Emerging Markets Index is an unmanaged portfolio of approximately 89 constituents from 14 countries and is designed to track the performance of listed real estate companies in emerging countries worldwide and is net of dividend withholding tax.
[11]	The FTSE EPRA/NAREIT Developed Asia Real Estate Index is an unmanaged portfolio of approximately 73 constituents from 5 countries in the Asia region and is net of dividend withholding tax.